Consolidated Statement of Comprehensive Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Statement of comprehensive income [abstract]
Profit for the year	₨ 111,121	$ 1,333	₨ 113,665	₨ 122,329
Items that will not be reclassified to profit or loss in subsequent periods
Remeasurements of the defined benefit plans, net	82	1	(50)	399
Net change in fair value of investment in equity instruments measured at fair value through OCI	(473)	(6)	705	8,710
Items that will not be reclassified to profit or loss in subsequent periods	(391)	(5)	655	9,109
Foreign currency translation differences
Foreign currency translation differences	4,219	51	16,590	4,121
Reclassification of foreign currency translation differences on sale of investment in associates and liquidation of subsidiaries to statement of income	(198)	(2)	(133)	(158)
Other Items that will be reclassified to profit or loss in subsequent periods
Net change in time value of option contracts designated as cash flow hedges	198	2	(180)	139
Net change in intrinsic value of option contracts designated as cash flow hedges, net of taxes	128	2	(212)	(100)
Net change in fair value of forward contracts designated as cash flow hedges, net of taxes	1,655	20	(2,488)	(292)
Net change in fair value of investment in debt instruments measured at fair value through OCI, net of taxes	1,516	18	(3,137)	(1,219)
Items that will be reclassified to profit or loss in subsequent periods	7,518	91	10,440	2,491
Total other comprehensive income, net of taxes	7,127	86	11,095	11,600
Total comprehensive income for the year	118,248	1,419	124,760	133,929
Total comprehensive income attributable to:
Equity holders of the Company	117,744	1,413	124,543	133,742
Non-controlling interests	504	6	217	187
Total comprehensive income for the year	₨ 118,248	$ 1,419	₨ 124,760	₨ 133,929